FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21306
                                   ---------

                          FRANKLIN MUTUAL RECOVERY FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2705
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (210) 912-2100
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 12/31/05
                          ---------

ITEM 1. SCHEDULE OF INVESTMENTS.




FRANKLIN MUTUAL RECOVERY FUND

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................   3

Notes to Statement of Investments .........................................   8

                                     [LOGO]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                          Quarterly Statement of Investments | 1
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FRANKLIN MUTUAL RECOVERY FUND

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUNTRY       SHARES/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS AND OTHER EQUITY INTERESTS 71.7%
            AIRLINES 3.0%
         (a)ACE Aviation Holdings Inc. ......................................          Canada               190,026     $  6,212,672
     (a),(b)ACE Aviation Holdings Inc., A, 144A .............................          Canada                10,020          327,592
         (a)ACE Aviation Holdings Inc., B ...................................          Canada                     9              293
     (a),(c)Air Canada Inc., Contingent Distribution ........................          Canada             4,442,455               --
                                                                                                                        ------------
                                                                                                                           6,540,557
                                                                                                                        ------------
           COMMERCIAL BANKS 1.1%
    (a),(d)Elephant Capital Holdings Ltd. ...................................          Japan                    286          407,774
    (a),(d)NCB Warrant Holdings Ltd., A .....................................          Japan                 13,135        2,122,137
                                                                                                                        ------------
                                                                                                                           2,529,911
                                                                                                                        ------------
           COMPUTERS & PERIPHERALS 1.9%
        (a)Maxtor Corp. .....................................................      United States            609,600        4,230,624
                                                                                                                        ------------
           CONSUMER FINANCE 2.9%
        (e)MBNA Corp. .......................................................      United States            237,480        6,447,582
                                                                                                                        ------------
           CONTAINERS & PACKAGING 4.7%
           Temple-Inland Inc. ...............................................      United States            229,800       10,306,530
                                                                                                                        ------------
           DIVERSIFIED TELECOMMUNICATION SERVICES 9.1%
(a),(d),(f)AboveNet Inc. ....................................................      United States             39,586          948,615
(a),(c),(f)AboveNet Inc., Contingent Distribution ...........................      United States          2,387,000               --
           MCI Inc. .........................................................      United States            174,400        3,440,912
        (a)NTL Inc. .........................................................      United Kingdom           100,196        6,821,344
    (a),(c)Telewest Communications PLC, Contingent Distribution .............      United Kingdom         1,290,000               --
        (a)Telewest Global Inc. .............................................      United Kingdom           373,192        8,889,433
                                                                                                                        ------------
                                                                                                                          20,100,304
                                                                                                                        ------------
           ELECTRIC UTILITIES 0.0%
    (a),(b)Entegra/Union Power, 144A ........................................      United States             19,505               --
                                                                                                                        ------------
           FOOD & STAPLES RETAILING 0.6%
           Albertson's Inc. .................................................      United States             57,700        1,231,895
                                                                                                                        ------------
           FOOD PRODUCTS 2.0%
           Orkla ASA ........................................................          Norway               107,300        4,443,278
                                                                                                                        ------------
           HEALTH CARE EQUIPMENT & SUPPLIES 3.8%
        (e)Guidant Corp. ....................................................      United States            129,600        8,391,600
                                                                                                                        ------------
           HEALTH CARE PROVIDERS & SERVICES 2.3%
    (a),(e)Beverly Enterprises Inc. .........................................      United States             30,000          350,100
        (a)Emdeon Corp. .....................................................      United States            244,430        2,067,878
(a),(d),(f)Kindred Healthcare Inc. ..........................................      United States            103,800        2,540,193
(a),(d),(f)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ................      United States                 25              385
(a),(d),(f)Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ...............      United States                 25               --
(a),(d),(f)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ...............      United States                 25               --
(a),(d),(f)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ...............      United States                166              120
           UnitedHealth Group Inc. ..........................................      United States                471           29,268
           WellPoint Inc. ...................................................      United States                 71            5,665
                                                                                                                        ------------
                                                                                                                           4,993,609
                                                                                                                        ------------


                                          Quarterly Statement of Investments | 3

FRANKLIN MUTUAL RECOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         COUNTRY     SHARES/CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       HOTELS, RESTAURANTS & LEISURE 1.5%
(a),(c)Trump Atlantic, Contingent Distribution ................................       United States      5,150,000      $    194,155
    (a)Trump Entertainment Resorts Inc. .......................................       United States        152,691         3,073,670
                                                                                                                        ------------
                                                                                                                           3,267,825
                                                                                                                        ------------
       INSURANCE 4.0%
(a),(d)Imagine Group Holdings Ltd. ............................................          Bermuda           287,034         2,939,667
(a),(d)Symetra Financial ......................................................       United States         51,200         5,888,000
                                                                                                                        ------------
                                                                                                                           8,827,667
                                                                                                                        ------------
       MEDIA 6.8%
    (a)Hollinger Inc. .........................................................           Canada            93,000           200,035
       Hollinger International Inc. ...........................................       United States        112,700           959,302
       Knight Ridder Inc. .....................................................       United States         51,540         3,262,482
       News Corp., A ..........................................................       United States        321,900         5,005,545
    (d)Time Warner Inc. .......................................................       United States        322,800         5,517,039
                                                                                                                        ------------
                                                                                                                          14,944,403
                                                                                                                        ------------
       METALS & MINING 6.7%
       Anglo American PLC .....................................................        South Africa        162,804         5,543,103
       Dofasco Inc. ...........................................................           Canada           105,234         5,883,253
       Placer Dome Inc. .......................................................           Canada           145,419         3,330,512
                                                                                                                        ------------
                                                                                                                          14,756,868
                                                                                                                        ------------
       OIL, GAS & CONSUMABLE FUELS 9.3%
       Burlington Resources Inc. ..............................................       United States         94,880         8,178,656
(a),(b)CNX Gas Corp., 144A ....................................................       United States        133,000         2,759,750
       Kinder Morgan Inc. .....................................................       United States          3,361           309,076
       Pogo Producing Co. .....................................................       United States        118,200         5,887,542
    (e)Vintage Petroleum Inc. .................................................       United States         62,520         3,334,192
                                                                                                                        ------------
                                                                                                                          20,469,216
                                                                                                                        ------------
       PAPER & FOREST PRODUCTS 2.4%
    (e)Weyerhaeuser Co. .......................................................       United States         80,900         5,366,906
                                                                                                                        ------------
       PHARMACEUTICALS 0.6%
    (a)IVAX Corp. .............................................................       United States         45,200         1,416,116
                                                                                                                        ------------
       REAL ESTATE 1.5%
       Shurgard Storage Centers Inc., A .......................................       United States         58,000         3,289,180
                                                                                                                        ------------
       THRIFTS & MORTGAGE FINANCE 1.7%
       Sovereign Bancorp Inc. .................................................       United States        170,300         3,681,886
                                                                                                                        ------------
       TOBACCO 5.8%
       Imperial Tobacco Group PLC .............................................       United Kingdom        97,512         2,914,070
       KT&G Corp. .............................................................        South Korea         122,320         5,469,495
    (e)Reynolds American Inc. .................................................       United States         47,200         4,499,576
                                                                                                                        ------------
                                                                                                                          12,883,141
                                                                                                                        ------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $144,695,336) .....                                          158,119,098
                                                                                                                        ------------


4 | Quarterly Statement of Investments

FRANKLIN MUTUAL RECOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY        SHARES/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           PREFERRED STOCKS 2.9%
           ELECTRIC UTILITIES 0.0%G
        (a)Montana Power Co., 8.45%, pfd ...................................      United States             1,020       $      8,415
                                                                                                                        ------------
           METALS & MINING 2.9%
    (d),(f)Esmark Inc., Series A, 10.00%, cvt. pfd .........................      United States             4,962          5,203,352
           Falconbridge Ltd. ...............................................          Canada               34,883          1,035,415
                                                                                                                        ------------
                                                                                                                           6,238,767
                                                                                                                        ------------
           TOTAL PREFERRED STOCKS (COST $6,020,532) ........................                                               6,247,182
                                                                                                                        ------------
                                                                                                   -------------------
                                                                                                   PRINCIPAL AMOUNT(j)
                                                                                                   -------------------
           CORPORATE BONDS & NOTES 6.9%
        (b)ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ..........          Canada              430,000 CAD        362,557
        (h)Collins & Aikman Products Co.,
               Revolver, FRN, 10.75%, 8/31/09 ..............................      United States            16,200             15,714
               Tranche B1 Term Loan, FRN, 10.75%, 8/31/11 ..................      United States            37,800             36,666
           Dana Corp.,
               5.85%, 1/15/15 ..............................................      United States           180,000            128,700
               7.00%, 3/01/29 ..............................................      United States            25,000             18,062
           Entegra/Union Power,
               Term Loan A, 4.00%, 6/01/12 .................................      United States           993,676            854,562
               Term Loan B, 9.00%, 6/01/20 .................................      United States           956,874            822,911
        (h)Eurotunnel PLC,
            (b)Senior Tranche G2 Term Loan A, 144A, FRN, 5.618%, 12/15/12 ..      United Kingdom           65,100 GBP        107,801
               Tier 2, FRN, 5.796%, 12/31/18 ...............................      United Kingdom            9,600 GBP         14,039
               Tier 3, FRN, 5.796%, 12/31/25 ...............................      United Kingdom        3,615,500 GBP      2,923,535
           Eurotunnel SA,
               Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12 ..          France               18,500 EUR         20,806
            (h)Tier 3 (LIBOR), FRN, 3.393%, 12/31/25 .......................          France            7,850,800 EUR      4,368,260
            (h)Tier 3 (PIBOR), FRN, 3.393%, 12/31/25 .......................          France               41,370 EUR         23,019
        (h)Motor Coach Industries International Inc., FRN, 17.406%, 12/01/08      United States         2,971,607          2,823,027
           Trump Entertaiment Resorts Inc., 8.50%, 5/20/15 .................      United States         2,801,691          2,745,657
                                                                                                                        ------------
           TOTAL CORPORATE BONDS & NOTES (COST $16,531,238) ................                                              15,265,316
                                                                                                                        ------------
           CORPORATE BONDS & NOTES IN REORGANIZATION 8.2%
        (i)Adelphia Communications Corp.,
               9.25%, 10/01/02 .............................................      United States         1,987,000          1,112,720
               8.125%, 7/15/03 .............................................      United States           950,000            541,500
               9.875%, 3/01/05 .............................................      United States            22,000             12,485
               10.25%, 11/01/06 ............................................      United States         5,105,000          2,858,800
               9.875%, 3/01/07 .............................................      United States            13,000              7,410
               8.375%, 2/01/08 .............................................      United States            31,000             17,670
               7.75%, 1/15/09 ..............................................      United States            90,000             50,850
               7.875%, 5/01/09 .............................................      United States            12,000              6,660
               9.375%, 11/15/09 ............................................      United States         2,322,000          1,369,980
               10.875%, 10/01/10 ...........................................      United States            71,000             40,115
               10.25%, 6/15/11 .............................................      United States           958,000            579,590


                                          Quarterly Statement of Investments | 5

FRANKLIN MUTUAL RECOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY    PRINCIPAL AMOUNT(j)    VALUE
------------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
    (i)Armstrong World Industries Inc.,
          6.35%, 8/15/03 .......................................................     United States        324,000     $     233,280
          6.50%, 8/15/05 .......................................................     United States         25,000            17,750
          9.75%, 4/15/08 .......................................................     United States         59,000            43,660
          7.45%, 5/15/29 .......................................................     United States      1,286,000           951,640
          Revolver, 10/29/03 ...................................................     United States         42,075            29,505
          Trade Claim ..........................................................     United States      4,131,400         2,876,487
    (i)Century Communications Corp.,
          8.875%, 1/15/07 ......................................................     United States          5,000             4,800
          8.75%, 10/01/07 ......................................................     United States         29,000            27,260
          8.375%, 12/15/07 .....................................................     United States      1,699,000         1,631,040
          Series B, zero cpn., 1/15/08 .........................................     United States      1,060,000           588,300
          zero cpn., 3/15/03 ...................................................     United States         33,000            28,050
(i),(k)Owens Corning, Revolver, 6/26/02 ........................................     United States      3,530,525         4,942,735
                                                                                                                      -------------
       TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION (COST $18,431,848) ......                                         17,972,287
                                                                                                                      -------------
       GOVERNMENT AGENCIES (COST $12,042,657) 5.5%
(e),(l)Federal Home Loan Bank, 1/03/06 - 4/13/06 ...............................     United States     12,100,000        12,045,583
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $197,721,611) 95.2% .............................                                        209,649,466
       OPTIONS WRITTEN 0.0%G ...................................................                                            (83,525)
       SECURITIES SOLD SHORT (10.1)% ...........................................                                        (22,188,127)
       NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.2% ..................                                            515,380
       OTHER ASSETS, LESS LIABILITIES 14.7% ....................................                                         32,346,652
                                                                                                                      -------------
       NET ASSETS 100.0% .......................................................                                      $ 220,239,846
                                                                                                                      =============
                                                                                                     --------------
                                                                                                        CONTRACTS
                                                                                                     --------------
       OPTIONS WRITTEN (PREMIUMS RECEIVED $115,401) 0.0%G
       COMPUTERS & PERIPHERALS 0.0%(g)
       Seagate Technology, Jan. 20.00 Calls, 1/21/06 ...........................     United States          1,285     $      83,525
                                                                                                                      -------------
                                                                                                     --------------
                                                                                                          SHARES
                                                                                                     --------------
       SECURITIES SOLD SHORT 10.1%
       COMMERCIAL BANKS 2.4%
       Bank of America Corp. ...................................................     United States        117,125         5,405,319
                                                                                                                      -------------
       COMPUTERS & PERIPHERALS 0.9%
       Seagate Technology ......................................................     United States         97,000         1,939,030
                                                                                                                      -------------
       HEALTH CARE PROVIDERS & SERVICES 0.5%
       WebMD Health Corp., A ...................................................     United States         39,110         1,136,145
                                                                                                                      -------------
       METALS & MINING 1.7%
       AngloGold Ashanti Ltd., ADR .............................................     South Africa          58,150         2,868,540
       Inco Ltd. ...............................................................        Canada             18,270           793,801
                                                                                                                      -------------
                                                                                                                          3,662,341
                                                                                                                      -------------
       OIL, GAS & CONSUMABLE FUELS 2.8%
       ConocoPhillips ..........................................................     United States         68,490         3,984,748
       Occidental Petroleum Corp. ..............................................     United States         26,230         2,095,253
                                                                                                                      -------------
                                                                                                                          6,080,001
                                                                                                                      -------------



6 | Quarterly Statement of Investments

FRANKLIN MUTUAL RECOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SECURITIES SOLD SHORT (CONTINUED)
  PHARMACEUTICALS 0.4%
  Teva Pharmaceutical Industries Ltd., ADR .................................           Israel            19,200        $     825,792
                                                                                                                       -------------
  REAL ESTATE 1.4%
  Public Storage Inc. ......................................................        United States        46,360            3,139,499
                                                                                                                       -------------
  TOTAL SECURITIES SOLD SHORT (PROCEEDS $21,216,031) .......................                                           $  22,188,127
                                                                                                                       -------------

CURRENCY ABBREVIATIONS

CAD   - Canadian Dollar
EUR   - Euro
GBP   - British Pound

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FRN   - Floating Rate Note
LIBOR - London InterBank Offered Rate
PIBOR - Paris InterBank Offered Rate

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At December 31, 2005, the aggregate value of these securities was $3,557,700, representing 1.62% of net assets.

(c) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d)   See Note 4 regarding restricted and illiquid securities.

(e) A portion or all of the security is segregated with broker for securities sold short.

(f)   See Note 6 regarding other considerations.

(g)   Rounds to less than 0.05% of net assets.

(h)   The coupon rate shown represents the rate at period end.

(i)   Defaulted security.

(j)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)   See Note 5 regarding unfunded loan commitments

(l)   The security is traded on a discount basis with no stated coupon rate.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

FRANKLIN MUTUAL RECOVERY FUND

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Franklin Mutual Recovery Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company.

1. INCOME TAXES

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................        $ 198,062,776
                                                                  =============
Unrealized appreciation ..................................        $  21,120,217
Unrealized depreciation ..................................           (9,533,527)
                                                                  -------------
Net unrealized appreciation (depreciation) ...............        $  11,586,690
                                                                  =============

2. SYNTHETIC EQUITY SWAPS

At December 31, 2005, the Fund had the following synthetic equity swap contracts outstanding:

----------------------------------------------------------------------------------------------------------------
                                                                          NUMBER OF     NOTIONAL     UNREALIZED
CONTRACTS TO BUY                                                          CONTRACTS      VALUE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
02 PLC (1.9550 - 1.97125) GBP ........................................    2,251,100      $63,610       $54,929
                                                                                                       -------
Net unrealized gain (loss) ...........................................                                 $54,929
                                                                                                       =======

3. FORWARD EXCHANGE CONTRACTS

At December 31, 2005, the Fund had the following forward exchange contracts outstanding:

------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT    SETTLEMENT     UNREALIZED
 CONTRACTS TO BUY                                                          AMOUNT(a)      DATE        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------
            1,850,000   Euro .........................................     2,219,168    8/23/06      $          5
                                                                                                     ------------

------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT    SETTLEMENT     UNREALIZED
 CONTRACTS TO SELL                                                         AMOUNT(a)      DATE        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------
            1,650,000   Norwegian Krone ..............................       248,771    2/06/06      $      3,789
            1,904,562   Canadian Dollar ..............................     1,652,775    2/15/06            11,874
           11,841,743   British Pound ................................    21,268,148    3/21/06           895,833
            4,500,000   Euro .........................................     5,543,847    5/23/06           173,153
               70,000   Euro .........................................        83,839    7/17/06                38
            4,573,000   Euro .........................................     5,609,815    8/23/06           124,260
                                                                                                     ------------
                                                                                                        1,208,947
                                                                                                     ------------
        Unrealized gain on forward exchange contracts                                                $  1,208,952
                                                                                                     ============

------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT    SETTLEMENT     UNREALIZED
 CONTRACTS TO BUY                                                          AMOUNT(a)      DATE        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------
            4,664,111   British Pound ................................     8,172,592    3/21/06      $   (148,542)
            4,167,555   Euro .........................................     5,232,032    5/23/06          (258,107)
                                                                                                     ------------
                                                                                                     $   (406,649)
                                                                                                     ------------


8 | Quarterly Statement of Investments

FRANKLIN MUTUAL RECOVERY FUND

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT    SETTLEMENT     UNREALIZED
    CONTRACTS TO SELL                                                      AMOUNT(a)      DATE        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------
              461,150,000  Korean Won ................................       450,000     1/18/06     $     (7,804)
               13,922,703  Canadian Dollar ...........................    11,791,425     1/23/06         (195,859)
               10,251,798  Norwegian Krone ...........................     1,521,038     2/06/06           (1,089)
                5,741,021  Canadian Dollar ...........................     4,927,067     2/15/06          (19,184)
                6,500,000  Norwegian Krone ...........................       965,480     3/06/06           (1,094)
            2,190,537,700  Korean Won ................................     2,118,100     3/22/06          (58,197)
                7,000,000  Norwegian Krone ...........................     1,043,997     6/06/06           (2,372)
                  230,000  Euro ......................................       274,023     7/17/06           (1,324)
                                                                                                     ------------
                                                                                                         (286,923)
                                                                                                     ------------
                       Unrealized loss on forward exchange contracts                                     (693,572)
                                                                                                     ------------
                Net unrealized gain(loss) on forward exchange contracts                              $    515,380
                                                                                                     ============

(a)   In U.S. Dollar unless otherwise indicated.

4. RESTRICTED AND ILLIQUID SECURITIES

At December 31, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT,
  SHARES AND                                                               ACQUISITION
  CONTRACTS       ISSUER                                                       DATE            COST              VALUE
-------------------------------------------------------------------------------------------------------------------------
     39,586       AboveNet Inc. ......................................        9/03/03       $1,511,610       $   948,615
        286       Elephant Capital Holdings Ltd. .....................       10/22/03               --           407,774
      4,962       Esmark Inc., Series A, 10.00%, cvt. pfd. ...........       11/08/04        4,962,000         5,203,352
    287,034       Imagine Group Holdings Ltd. ........................        8/31/04        2,939,659         2,939,667
    103,800       Kindred Healthcare Inc. ............................        3/10/04        2,615,236         2,540,193
         25       Kindred Healthcare Inc.,
                     Jan. 9.07 Calls, 1/01/13 ........................        1/01/05               --               385
         25       Kindred Healthcare Inc.,
                     Jan. 25.99 Calls, 1/01/14 .......................        1/01/05               --                --
         25       Kindred Healthcare Inc.,
                     Jan. 26.00 Calls, 1/01/12 .......................        1/01/05               --                --
        166       Kindred Healthcare Inc.,
                     Jul. 23.75 Calls, 7/17/11 .......................        7/17/05               --               120
     13,135       NCB Warrant Holdings Ltd., A .......................       12/16/05        1,993,832         2,122,137
     51,200       Symetra Financial ..................................        7/27/04        5,120,000         5,888,000
    322,800       Time Warner Inc. ...................................        8/02/05        5,575,880         5,517,039
                                                                                                             -----------
                     TOTAL RESTRICTED AND ILLIQUID SECURITIES (11.61% of Net Assets)                         $25,567,282
                                                                                                             ===========


                                          Quarterly Statement of Investments | 9

FRANKLIN MUTUAL RECOVERY FUND

5. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At December 31, 2005, unfunded commitments were as follows:

--------------------------------------------------------------------------------
                                                                     UNFUNDED
BORROWER                                                            COMMITMENT
--------------------------------------------------------------------------------
Entegra/Union Power, LOC Facility, FRN, 6/01/12 .................    $304,033
Entegra/Union Power, Working Capital Facility, FRN 6/01/12 ......      45,605
Mirant Corp, 4 Year Revolver, 7/17/05 ...........................       1,202
Owens Corning, Revolver, 6/26/02 ................................     201,653
                                                                     --------
                                                                     $552,493
                                                                     ========

6. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual Advisers, LLC, the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At December 31, 2005, such individuals serve in one or more of these capacities for AboveNet Inc., Esmark Inc., and Kindred Healthcare Inc. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments







ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.



ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FRANKLIN MUTUAL RECOVERY FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 21, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 21, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date February 21, 2006